Note 6 - Prepaid Expense	12 Months Ended
Jul. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Note 6 - Prepaid Expense	Note 6 – Prepaid Expense: A summary of prepaid expense as of July 31, 2012, 2011 and 2010 is as follows:
	2012	2011	2010
Lease deposit	$-	$1,325	$1,325
Others	-	-	5,196
	$-	$1,325	$6,521